UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

 /s/ Melissa McDermott     Portland, OR     January 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $183,917 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      200      620 SH       SOLE                      620        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794    12363   361174 SH       SOLE                   361174        0        0
BLUE NILE INC                  COM              09578R103      456     8000 SH       SOLE                     8000        0        0
COTT CORP QUE                  COM              22163N106      196    21800 SH       SOLE                    21800        0        0
GENERAL ELECTRIC CO            COM              369604103      186    10171 SH       SOLE                    10171        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176    38983   362567 SH       SOLE                   362567        0        0
ISHARES TR                     S&P 500 INDEX    464287200      217     1719 SH       SOLE                     1719        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      419     8798 SH       SOLE                     8798        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     2328    27727 SH       SOLE                    27727        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1539    26436 SH       SOLE                    26436        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      613    14512 SH       SOLE                    14512        0        0
ISHARES TR                     S&P DEV EX-US    464288422      720    21015 SH       SOLE                    21015        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    38152   365861 SH       SOLE                   365861        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661    13825   120584 SH       SOLE                   120584        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     3255    64955 SH       SOLE                    64955        0        0
LSI CORPORATION                COM              502161102      449    75001 SH       SOLE                    75001        0        0
MICROSOFT CORP                 COM              594918104     1164    41705 SH       SOLE                    41705        0        0
NOVAGOLD RES INC               COM NEW          66987E206      371    26000 SH       SOLE                    26000        0        0
PIMCO ETF TR                   1-3YR USTREIDX   72201R106    18329   359950 SH       SOLE                   359950        0        0
PROCTER & GAMBLE CO            COM              742718109      444     6906 SH       SOLE                     6906        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201    14849   495631 SH       SOLE                   495631        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      421    15201 SH       SOLE                    15201        0        0
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      597    16111 SH       SOLE                    16111        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     6295   113682 SH       SOLE                   113682        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637    10835   188075 SH       SOLE                   188075        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      537    10076 SH       SOLE                    10076        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     3903    60106 SH       SOLE                    60106        0        0
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1376    28795 SH       SOLE                    28795        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5279   109641 SH       SOLE                   109641        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     5616   155362 SH       SOLE                   155362        0        0